CCMI BOND FUND
                                CCMI EQUITY FUND

                      Supplement Dated September 13, 2004
                       To Prospectus Dated October 1, 2003

EFFECTIVE JUNE 7, 2004, THE BOARD OF TRUSTEES OF THE CCMI FUNDS APPROVED THE ELIMINATION OF EACH FUND'S SALES CHARGE. ALL REFERENCES TO SALES CHARGES IN THE OCTOBER 1, 2003 PROSPECTUS SHOULD BE DISREGARDED. FUND SHARES WILL BE SOLD AT NET ASSET VALUE (NAV), WITH NO SALES CHARGE. AS A RESULT, THE PUBLIC OFFERING PRICE OF THE SHARES WILL BE THE SAME AS NAV.

The following information regarding performance, fees and expenses replaces the information found on pages 2-6 of the October 1, 2003 prospectus:

CCMI BOND FUND

RISK/RETURN BAR CHART AND TABLE
The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the Fund's 2003 total return. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The performance information in the bar chart and table does not reflect the payment of any sales charge, which was eliminated June 7, 2004. The Fund's performance would have been lower if the sales charge were included. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

                         TOTAL RETURN AS OF DECEMBER 31.

                                [GRAPHIC OMITTED]

                               2003         4.02

The Fund's total return for the six-month period from January 1, 2004 through June 30, 2004 was -0.68%. Within the period shown in the bar chart, the Fund's highest quarterly return was 3.04% (quarter ended June 30, 2003). Its lowest quarterly return was -0.99% (quarter ended September 30, 2003).

AVERAGE ANNUAL TOTAL RETURN TABLE
Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's shares to illustrate the effect of federal taxes on the Fund returns. Actual after tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Aggregate Bond Index (the LB Index). The LB Index includes over 5,000 fixed rate debt issues rated investment grade or higher by rating agencies. The LB Index is comprised of government, corporate, and mortgage backed securities. All returns are market value weighted inclusive of accrued interest. Index returns do not reflect taxes, expenses or other fees that the SEC requires to be reflected in the Fund's performance.


FOR THE PERIODS ENDED DECEMBER 31, 2003
---------------------------------------

                                [CHART OMITTED]

                                                                   START OF
CCMI BOND FUND                               ONE YEAR            PERFORMANCE1
------------------------------------        ----------          --------------
Return before taxes                            4.02%                 7.85%

Return aftertaxes on distributions2            1.97%                 6.29%

Return after taxes on distributions
and Sale of Fund Shares2                       2.54%                 5.71%

Lehman Brothers Aggregate Bond Index           4.11%                 6.94%

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1  The Fund's start of performance date was July 1, 2002.
2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential return.

CCMI EQUITY FUND

RISK/RETURN BAR CHART AND TABLE
The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The performance information in the bar chart and table does not reflect the payment of any sales charge, which was eliminated June 7, 2004. The Fund's performance would have been lower if the sales charge were included. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

                        TOTAL RETURN AS OF DECEMBER 31.

                               [GRAPHIC OMITTED]

                                 1995           29.16%
                                 1996           21.43%
                                 1997           30.27%
                                 1998           24.49%
                                 1999           14.77%
                                 2000           -2.05%
                                 2001          -10.03%
                                 2002          -21.12%
                                 2003           27.83%

The Fund's total return for the six-month period from January 1, 2004 through June 30, 2004 was 3.76%.
Within the period shown in the bar chart, the Fund's highest quarterly return was 14.81% (quarter ended June 30, 2003). Its lowest quarterly return was -1.87% (quarter ended March 31, 2003).

AVERAGE ANNUAL TOTAL RETURN TABLE
Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's shares to illustrate the effect of federal taxes on the Fund returns. Actual after tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns do not reflect taxes, expenses or other fees that the SEC requires to be reflected in the Fund's performance.

FOR THE PERIODS ENDED DECEMBER 31, 2004
---------------------------------------

                                 [CHART OMITTED]

                                                                                START OF
CCMI EQUITY FUND                                ONE YEAR      FIVE YEAR       PERFORMANCE1
------------------------------------           ----------    -----------     --------------
Return before taxes                               27.83%        0.39%            11.23%

Return after taxes on distributions2              27.50%       -1.33%             9.45%

Return after taxes on distributionS
and Sale of Fund Shares2                          16.92%        0.22%             9.19%

S&P 500 Index                                     28.66%       -0.58%            12.27%

1  The Fund's start of performance date was December 5, 1994.
2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential return.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                [CHART OMITTED]

                                                              CCMI            CCMI
                                                            BOND FUND      EQUITY FUND
                                                           -----------    -------------
SHAREHOLDER FEES
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on
 Purchases (as a percentage of offering price)                0.00%           0.00%

Redemption Fee (as a percentage of amount
 redeemed, if applicable)1                                    0.00%           0.00%

ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVER/REIMBURESMENT)2
Expenses That are Deducted From Fund
 Assets (as a percentage of average net assets)

Management Fee                                                0.60%           0.85%

Distribution and/or Shareholder Services (12b-1) Fee3         0.25%           0.25%

Other Expenses                                                0.21%           0.21%

Total Annual Fund Operating Expenses                          1.06%           1.31%

1A 1.00% redemption fee applies to purchases at net asset value (investments of $1,000,000 or more) which are redeemed within one year of purchase. See "How To
Redeem Shares."

2Each Fund's operating expenses have been restated to reflect current fees.
Although not contractually obligated to do so, the Adviser expercts to waive a portion of its management fees and/or reimburse expenses as follows:

Total Waivers/Reimbursements of Fund Expenses                 0.25%           0.28%
    Assuming Total Annual Operating Expenses are 1.06% and
1.31% for the Bond Fund and the Equity Fund, respectively, Net
Annual Fund Operating Expenses after management fee waivers and expensed reimbursements would be as follows:

Net Annual Fund Operating Expenses
       (after waiver/reimbursement)                           0.81%           1.03%

   The Adviser can terminate this anticipated voluntary waiver/reimbursement at any time.

3The Bond Fund has no present intention of paying or accruing a distribution fee for the fiscal period ending September 30, 2004. The Equity Fund has no distribution plan. Each Fund pays a shareholder services fee as indicated above.

EXAMPLE
This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses before waivers remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                [CHART OMITTED]

                        BOND FUND               EQUITY FUND
                       -----------             -------------
          1 Year       $      108               $       133
          3 Years      $      337               $       415
          5 Years      $      585               $       718
         10 Years      $    1,294               $     1,579


         This supplement and the Prospectus dated October 1, 2003 provide the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission dated June 14, 2004, which is incorporated herein by reference, and can be obtained without charge by calling the Funds at 1-800-386-3111.


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